Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales	$ 3,940,323	$ 2,514,340
Cost of sales	2,509,921	1,583,459
Gross Profit	1,430,402	930,881
Selling, general and administrative	3,257,091	2,295,753
Loss from Operations	(1,826,689)	(1,364,872)
Other Income (Expense)
Gain on settlement of contingent consideration	176,497	0
Impairment of intangible assets	0	(126,130)
Interest income	2,244	2
Amortization of debt discount	(753,935)	(166,121)
Amortization of deferred financing fees	(4,368)	0
Loss on extinguishment of debt	(142,926)	0
Loss on settlement of liabilities	(8,975)	0
Interest expense	(245,496)	(141,860)
Total Other (Expense)	(976,958)	(434,109)
Loss before provision for income taxes	(2,803,647)	(1,798,981)
Provision for income taxes	0	0
Net loss	(2,803,647)	(1,798,981)
Preferred Stock Dividend	(50,000)	(50,000)
Net Loss Available to Common Shareholders	$ (2,853,647)	$ (1,848,981)
Loss per Share – Basic and Diluted	$ (0.13)	$ (0.12)
Weighted Average Number of Shares - Basic and Diluted	21,690,051	15,538,129